INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of	As of
	September 30, 2024	September 30, 2023
Land use rights	$4,226,520	$4,059,336
Software	1,118,650	38,836
License for drug manufacturing	57,082	54,825
Total	5,402,252	4,152,997
Less: accumulated amortization	(862,905)	(729,415)
Intangible assets, net	$4,539,347	$3,423,582

Schedule of estimated future amortization expense for intangible assets

Amortization
Year ending September 30,	expense
2025	86,333
2026	86,333
2027	85,872
2028	85,641
2029	85,641
Thereafter	4,109,527
$4,539,347